Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-01-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		5/13/2010
2	Payment Date		5/17/2010
3	Collection Period	3/28/2010	5/1/2010	35
4	Monthly Interest Period- Actual	4/15/2010	5/16/2010	32
5	Monthly Interest- Scheduled			30

B.	SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	280,263,282.72	—	70,869,272.32	209,394,010.40	0.4282086
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,168,263,282.72	$—	$70,869,272.32	$1,097,394,010.40

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$1,759,246,945.56			$1,688,377,673.24

13	NPV Lease Payments Receivable	1,010,673,954.42	565,624,081.57			525,127,421.01
14	NPV Base Residual	1,284,408,231.37	1,193,622,863.99			1,163,250,252.23

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	1.4521%	—	—	—	—
16	Class A-2 Notes	2.8700%	670,296.35	2.3916667	71,539,568.67	255.2584412
17	Class A-3 Notes	3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes	4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities		3,305,796.35		74,175,068.67

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	40,545,262.49
20	Pull Ahead Waived Payments	—
21	Sales Proceeds — Early Terminations	14,754,212.79
22	Sales Proceeds — Scheduled Terminations	30,613,177.83
23	Security Deposits for Terminated Accounts	77,623.00
24	Excess Wear and Tear Received	172,044.61
25	Excess Mileage Charges Received	278,997.19
26	Other Recoveries Received	387,115.65

27	Subtotal: Total Collections	86,828,433.56

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	2,201.48

31	Total Available Funds, prior to Servicer Advances	86,830,635.04

32	Servicer Advance	—

33	Total Available Funds	86,830,635.04

34	Reserve Account Draw	—

35	Available for Distribution	86,830,635.04

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,466,039.12
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		3,305,796.35
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	82,053,799.57
49	Regular Principal Distribution Amount	70,869,272.32
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		70,869,272.32
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		11,184,527.25

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-01-2010	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,168,263,282.72
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,688,377,673.24)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,168,263,282.72
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,097,394,010.40)

61	Regular Principal Distribution Amount	70,869,272.32

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,688,377,673.24
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	1,097,394,010.40

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	86,830,635.04
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,466,039.12
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	3,305,796.35
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	82,053,799.57
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	82,053,799.57

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)	17,213,116.39
85	Initial Reserve Account Balance	17,213,116.39

86	Beginning Reserve Account Balance	17,213,116.39
87	Plus: Net Investment Income for the Collection Period	466.58

88	Subtotal: Reserve Fund Available for Distribution	17,213,582.97
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)	—
90	Less: Reserve Account Draw Amount (Item 77)	—

91	Subtotal Reserve Account Balance	17,213,582.97
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)	466.58

93	Equals: Ending Reserve Account Balance	17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	1,867	29,773,673.29
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(30,680,050.83)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(142,770.61)
99	Less: Excess Wear and Tear Received		(172,044.61)
100	Less: Excess Mileage Received		(278,997.19)

101	Current Period Net Residual Losses/(Gains)	1,867	(1,500,189.95)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	7,297	(2,052,751.38)
104	Current Period Net Residual Losses (Item 101)	1,867	(1,500,189.95)

105	Ending Cumulative Net Residual Losses	9,164	(3,552,941.33)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.15%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-01-2010	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data	Initial	Current

108	Aggregate Securitization Value	2,295,082,186	1,688,377,673
109	Aggregate Base Residual Value	1,568,723,690	1,314,723,799
110	Number of Current Contracts	104,213	86,854
111	Weighted Average Lease Rate	3.64%	3.58%
112	Average Remaining Term	28.3	17.3
113	Average Original Term	38.6	38.3
114	Proportion of Base Prepayment Assumption Realized		80.60%
115	Actual Monthly Prepayment Speed		0.61%
116	Turn-in Ratio on Scheduled Terminations		81.79%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		89,460	1,953,674,243	1,759,246,946
118	Depreciation/Payments			(29,023,585)	(26,756,025)
119	Gross Credit Losses		(119)	(2,539,589)	(2,454,159)
120	Early Terminations — Regular		(620)	(13,073,977)	(11,885,415)
121	Early Terminations — Lease Pull Aheads		—	—	—
122	Scheduled Terminations — Returned to VCI	25,022,670	(1,527)	(27,034,102)	(24,576,508)
123	Scheduled Terminations — Purchased	5,657,381	(340)	(5,724,372)	(5,197,165)

124	Pool Balance — End of Period		86,854	1,876,278,617	1,688,377,673

125	Delinquencies Aging Profile — End of Period	Units	Securitization Value	Percentage
126	Current	85,697	1,666,444,228	98.70%
127	31 - 90 Days Delinquent	981	18,504,331	1.10%
128	91+ Days Delinquent	176	3,429,115	0.20%

129	Total	86,854	1,688,377,673	100.00%

130	Credit Losses:	Units	Amounts
131	Aggregate Securitization Value on charged-off units	119	2,454,159
132	Aggregate Liquidation Proceeds on charged-off units		(1,839,859)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations	5	146,008
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
135	Recoveries on charged-off units		(169,710)

136	Current Period Aggregate Net Credit Losses/(Gains)	124	590,598

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses	975	6,393,833
139	Current Period Net Credit Losses (Item 136)	124	590,598

140	Ending Cumulative Net Credit Losses	1,099	6,984,430

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.30%

142	Aging of Scheduled Maturies Not Sold	Units
143	0 - 60 Days since Contract Maturity	1,258
144	61 - 120 Days since Contract Maturity	78
145	12 1+ Days since Contract Maturity	23

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-01-2010	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
6/15/2010	43,167,879
7/15/2010	32,310,502
8/15/2010	29,943,887
9/15/2010	28,435,901
10/15/2010	27,374,850
11/15/2010	30,834,503
12/15/2010	38,202,792
1/15/2011	37,947,465
2/15/2011	53,024,358
3/15/2011	46,156,010
4/15/2011	64,504,588
5/15/2011	102,381,537
6/15/2011	98,965,731
7/15/2011	92,023,842
8/15/2011	102,315,495
9/15/2011	97,648,232
10/15/2011	80,034,178
11/15/2011	85,011,263
12/15/2011	62,784,393
1/15/2012	50,589,399
2/15/2012	52,545,795
3/15/2012	62,727,764
4/15/2012	97,479,654
5/15/2012	80,142,502
6/15/2012	50,235,444
7/15/2012	23,329,931
8/15/2012	32,648,755
9/15/2012	23,320,485
10/15/2012	16,049,533
11/15/2012	12,771,046
12/15/2012	9,572,293
1/15/2013	5,547,133
2/15/2013	4,607,754
3/15/2013	6,219,593
4/15/2013	6,945,999
5/15/2013	570,913
6/15/2013	3,642
7/15/2013	1,567
8/15/2013	1,063
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—
3/15/2015	—
4/15/2015	—
5/15/2015	—

1,688,377,673

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

	(a)	each collection period is a calendar month rather than a fiscal month,

	(b)	timely receipt of all monthly rental payments and sales proceeds,

	(c)	no credit or residual losses and

	(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations). Actual cash flows are likely to vary from these amounts.
     Summary of Material Modifications, Extensions or Waivers

     None in the current month
     Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

     None in the current month
     Summary of Material Breaches by the Issuer of Transaction Covenants

     None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

     None in the current month